CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 3,221,209	$ 207,330
Restricted cash	37,500
Prepaid expenses	158,946	64,489
Other current assets	36,126	36,580
Total current assets	3,453,781	308,399
Property and equipment, net	13,383	21,354
Other assets
Deposits and other assets	43,884	18,594
Total other assets	43,884	18,594
Total assets	3,511,048	348,347
Current liabilities
Accounts payable	125,357	409,497
Accrued payroll and related expenses	46,268	45,566
Accrued license and patent reimbursement fees	97,500	119,428
Accrued expenses	228,645	125,799
Stock subscription liability		100,000
Provision for conversion of Series B preferred stock	84,090
Income taxes payable		800
Total current liabilities	581,860	801,090
Noncurrent liabilities
Deferred rent	3,233	805
Series B warrants	2,454,959
Total noncurrent liabilities	2,458,192	805
Total liabilities	$ 3,040,052	$ 801,895
Commitments and contingencies (Note 3)
Redeemable Convertible Series B Preferred Stock, $0.001 par value, 20 million shares authorized; 4,500 issued and outstanding as of December 31, 2015 and none issued and outstanding as of December 31, 2014, net of $493,770 of issuance costs; $4.5 million liquidation preference as of December 31, 2015	$ 1,363,200
Stockholders' deficit
Common stock, $0.001 par value; 236 million shares authorized; 19,903,163 issued and outstanding as of December 31, 2015 and 16 million issued and outstanding as of December 31, 2014	19,903	$ 16,000
Additional paid-in-capital	6,086,987	2,257,771
Warrants	759,386	190,000
Accumulated deficit	(7,758,480)	(2,917,319)
Total stockholders' deficit	(892,204)	(453,548)
Total liabilities and stockholders' deficit	$ 3,511,048	$ 348,347